UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23086

WP Trust
(Exact name of registrant as specified in charter)

127 NW 13th Street Suite 13, Boca Raton, FL	33432
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 950-9112

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Item 1. Report to Stockholders.

WP Smaller Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPINX)

WP Large Cap Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPLCX)

Series of the
WP TRUST

SEMI-ANNUAL REPORT

May 31, 2022

Table of Contents

WP Trust

Sector Allocation	2
Performance Information	4
Schedules of Investments	8
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Cash Flows	20
Statements of Changes in Net Assets	22
Financial Highlights	24

NOTES TO FINANCIAL STATEMENTS	28

DISCLOSURE OF EXPENSES	39

ADDITIONAL INFORMATION	41

2022 Semi-Annual Report 1

WP Trust (Unaudited)

     WP Smaller Companies Income Plus Fund
Allocation of Portfolio Holding (% of Investments) as of May 31, 2022
Excludes the Impact of Written Options

     WP International Companies Income Plus Fund
Allocation of Portfolio Holding (% of Investments) as of May 31, 2022
Excludes the Impact of Written Options

2022 Semi-Annual Report 2

WP Trust (Unaudited)

WP Income Plus Fund
Allocation of Portfolio Holding (% of Investments) as of May 31, 2022
Excludes the Impact of Written Options

WP Large Cap Income Plus Fund
Allocation of Portfolio Holding (% of Investments) as of May 31, 2022
Excludes the Impact of Written Options

2022 Semi-Annual Report 3

WP Smaller Companies Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended May 31, 2022

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Smaller Companies Income Plus Fund	-54.66%	-16.43%	-7.81%	-3.27%
S&P 500® Index (B)	-0.30%	16.44%	13.38%	14.00%
Russell 2000® Index (C)	-16.92%	9.70%	7.72%	9.89%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Smaller Companies Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 3.34% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2022 Semi-Annual Report 4

WP International Companies Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended May 31, 2022

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP International Companies Income Plus Fund	-37.62%	-20.20%	-13.15%	-7.85%
S&P 500® Index (B)	-0.30%	16.44%	13.38%	14.00%
MSCI EAFE Index (C)	-10.38%	6.43%	4.18%	5.98%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP International Companies Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The MSCI EAFE Index is a free-float weighted equity index that covers Developed Market countries in Europe, Australasia, Israel and the Far East. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 4.40% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2022 Semi-Annual Report 5

WP Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended May 31, 2022

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Income Plus Fund	-37.50%	-25.36%	-15.77%	-10.14%
S&P 500® Index (B)	-0.30%	16.44%	13.38%	14.00%
Markit iBoxx USD Liquid High Yield Index (C)	-4.90%	2.69%	3.15%	5.51%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 4.67% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2022 Semi-Annual Report 6

WP Large Cap Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended May 31, 2022

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Large Cap Income Plus Fund	-26.15%	-6.31%	-0.52%	2.26%
Dow Jones Industrial Average Index (B)	-2.65%	12.30%	11.87%	11.54%
S&P 500® Index (C)	-0.30%	16.44%	13.38%	12.48%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Large Cap Income Plus Fund was December 4, 2013.

(B) The Dow Jones Industrial Average Index is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.33% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2022 Semi-Annual Report 7

WP Smaller Companies Income Plus Fund

			Schedule of Investments
			May 31, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets
COMMON STOCKS
Banks
60,000 Mitsubishi UFJ Financial Group, Inc. - ADR +			$ 340,200	9.19%
Biotechnology
40,000 ImmunityBio, Inc. * +			150,400	4.06%
Health Care Equipment & Supplies
44,000 Alphatec Holdings, Inc. * +			337,920
20,000 Cytosorbents Corporation * +			38,600
			376,520	10.17%
Health Care Providers & Services
10,000 Ontrak, Inc. * +			19,000	0.51%
Perfumes, Cosmetics & Other Toilet Preparations
10,000 Olaplex Holdings, Inc. * +			161,200	4.35%
Pharmaceuticals
60,000 Cronos Group Inc. * + (Canada)			180,600	4.88%
Total for Common Stocks (Cost $1,700,365)			1,227,920	33.16%
EXCHANGE TRADED FUNDS
Equity Funds
17,300 iShares Russell 2000 ETF + (a)			3,205,863
Total for Exchange Traded Funds (Cost $1,765,839)			3,205,863	86.58%
MONEY MARKET FUNDS
48,607 Federated Hermes Government Obligations Fund - Institutional			48,607
Class 0.65% **			48,607	1.31%
Total for Money Market Funds (Cost $48,607)
CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
June 10, 2022 Puts @ $3,400.00	62	$ 21,080,000	4,030
June 16, 2023 Puts @ $3,950.00	1	395,000	29,060
Total for Options Purchased (Premiums Paid - $99,962)		$ 21,475,000	33,090	0.89%
Total Investments (Cost $3,614,773)			4,515,480	121.94%
Liabilities in Excess of Other Assets			(812,475)	-21.94%
Net Assets			$3,703,005	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at May 31, 2022.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ishares.com/us/products/239710/ishares-russell-2000-etf.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 8

WP Smaller Companies Income Plus Fund

		Schedule of Options Written
		May 31, 2022 (Unaudited)
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
December 18, 2026 Puts @ $3,500.00 ***	23	$ 8,050,000	$ 822,825
Total Put Options Written (Premiums Received $911,399)		8,050,000	822,825
Call Options Written
CBOE S&P 500 Index *
February 17, 2023 Calls @ $4,900.00 ***	1	490,000	4,400
Total Call Options Written (Premiums Received $21,599)		490,000	4,400
Total Options Written (Premiums Received $932,998)		$ 8,540,000	$ 827,225

* Non-Income Producing Securities. *** Level 2 valuation. See Note 2. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 9

WP International Companies Income Plus Fund

			Schedule of Investments
			May 31, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets
COMMON STOCKS
Banks
40,000 Mitsubishi UFJ Financial Group, Inc. - ADR +			$ 226,800
23,000 UBS Group AG + (Switzerland)			434,010
			660,810	22.07%
Pharmaceuticals
30,000 Cronos Group Inc. * + (Canada)			90,300	3.01%

Total for Common Stocks (Cost $745,605)			751,110	25.08%
EXCHANGE TRADED FUNDS
Equity Funds
42,100 iShares MSCI EAFE ETF + (a)			2,947,421
Total for Exchange Traded Funds (Cost $2,324,088)			2,947,421	98.43%
MONEY MARKET FUNDS
99,398 Federated Hermes Government Obligations Fund - Institutional			99,398
Class 0.65% **			99,398	3.32%
Total for Money Market Funds (Cost $99,398)
CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
June 10, 2022 Puts @ $3,400.00	64	$ 21,760,000	4,160
Total for Options Purchased (Premiums Paid - $64,083)		$ 21,760,000	4,160	0.14%
Total Investments (Cost $3,233,174)			3,802,089	126.97%
Liabilities in Excess of Other Assets			(807,556)	-26.97%
Net Assets			$ 2,994,533	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at May 31, 2022.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ishares.com/us/products/239623/ishares-msci-eafe-etf.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 10

WP International Companies Income Plus Fund

		Schedule of Options Written
		May 31, 2022 (Unaudited)
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
June 16, 2023 Puts @ $3,950.00	1	$ 395,000	$ 29,060
December 18, 2026 Puts @ $3,500.00 ***	22	7,700,000	787,050
Total Put Options Written (Premiums Received $902,250)		8,095,000	816,110
Call Options Written
CBOE S&P 500 Index *
February 17, 2023 Calls @ $4,900.00 ***	1	490,000	4,400
Total Call Options Written (Premiums Received $21,599)		490,000	4,400
Total Options Written (Premiums Received $923,849)		$ 8,585,000	$ 820,510

* Non-Income Producing Securities. *** Level 2 valuation. See Note 2. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 11

WP Income Plus Fund

			Schedule of Investments
			May 31, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets
COMMON STOCKS
Banks
5,600 Bank of America Corporation +			$ 208,320
1,350 JPMorgan Chase & Co. +			178,511
40,000 Mitsubishi UFJ Financial Group, Inc. - ADR +			226,800
1,325 The PNC Financial Services Group, Inc. +			232,418
4,400 Wells Fargo & Company +			201,388
			1,047,437	56.51%
Total for Common Stocks (Cost $721,427)			1,047,437	56.51%
EXCHANGE TRADED FUNDS
Debt Funds
4,800 iShares iBoxx $ High Yield Corporate Bond ETF +			381,600
5,600 SPDR® Bloomberg High Yield Bond ETF + (a)			552,272
Total for Exchange Traded Funds (Cost $974,741)			933,872	50.38%
MONEY MARKET FUNDS
32,428 Federated Hermes Government Obligations Fund - Institutional			32,428
Class 0.65% **			32,428	1.75%
Total for Money Market Funds (Cost $32,428)
CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
June 10, 2022 Puts @ $3,400.00	20	$6,800,000	1,300
Total for Options Purchased (Premiums Paid - $20,026)		$6,800,000	1,300	0.07%
Total Investment Securities (Cost $1,748,622)			2,015,037	108.71%
Liabilities in Excess of Other Assets			(161,406)	-8.71%
Net Assets			$ 1,853,631	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at May 31, 2022.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ssga.com/us/en/institutional/etfs/funds/spdr-bloomberg-barclays-high-yield-bond-etf-jnk.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 12

WP Income Plus Fund

		Schedule of Options Written
		May 31, 2022 (Unaudited)
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
December 18, 2026 Puts @ $3,500.00 ***	5	$ 1,750,000	$ 178,875
Total Put Options Written (Premiums Received $198,129)		1,750,000	178,875
Call Options Written
CBOE S&P 500 Index *
February 17, 2023 Calls @ $4,900.00 ***	1	490,000	4,400
Total Call Options Written (Premiums Received $21,599)		490,000	4,400
Total Options Written (Premiums Received $219,728)		$ 2,240,000	$ 183,275

* Non-Income Producing Securities. *** Level 2 valuation. See Note 2. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 13

WP Large Cap Income Plus Fund

			Schedule of Investments
			May 31, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets
COMMON STOCKS
Banks
69,000 Bank of America Corporation +			$ 2,566,800
17,200 JPMorgan Chase & Co. +			2,274,356
60,000 Mitsubishi UFJ Financial Group, Inc. - ADR +			340,200
43,600 Wells Fargo & Company +			1,995,572
			7,176,928	30.23%
Beverages
3,800 Diageo PLC - ADR +			710,486	2.99%
Biotechnology
30,000 ImmunityBio, Inc. * +			112,800	0.47%
Capital Markets
3,100 BlackRock, Inc. +			2,074,148	8.74%
Diversified Financial Services
5,900 Berkshire Hathaway Inc. - Class B * +			1,864,282	7.85%
Health Care Providers & Services
49,383 Ontrak, Inc. * +			93,827	0.40%
Hotels, Restaurants & Leisure
5,000 McDonald's Corporation +			1,261,050	5.31%
Perfumes, Cosmetics & Other Toilet Preparations
10,000 Olaplex Holdings, Inc. * +			161,200	0.68%
Pharmaceuticals
145,000 Cronos Group Inc. * (Canada) +			436,450	1.84%
Oil, Gas & Consumable Fuels
2,000 Chevron Corporation +			349,320
18,000 Exxon Mobil Corporation +			1,728,000
18,000 Occidental Petroleum Corporation +			1,247,580
			3,324,900	14.01%
Software
17,900 Microsoft Corporation +			4,866,473	20.50%
Technology Hardware, Storage & Peripherals
42,000 Apple Inc. + (a)			6,251,280	26.33%
Tobacco
53,000 Altria Group, Inc. +			2,866,770	12.08%
Trading Companies & Distributors
25,000 Fortress Transportation and Infrastructure Investors LLC - Class A +			501,750	2.11%
Total for Common Stocks (Cost $15,693,259)			31,702,344	133.54%
MONEY MARKET FUNDS
540,389 Federated Hermes Government Obligations Fund - Institutional			540,389
Class 0.65% **			540,389	2.28%
Total for Money Market Funds (Cost $540,389)
CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
June 10, 2022 Puts @ $3,400.00	442	$ 150,280,000	28,730
Total for Options Purchased (Premiums Paid - $433,730)		$ 150,280,000	28,730	0.12%
Total Investment Securities (Cost $16,667,378)			32,271,463	135.94%
Liabilities in Excess of Other Assets			(8,532,592)	-35.94%

Net Assets			$23,738,871	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at May 31, 2022.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the most recent Annual Report, is available at https://investor.apple.com/sec-filings/default.aspx.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 14

WP Large Cap Income Plus Fund

		Schedule of Options Written
		May 31, 2022 (Unaudited)
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value

Put Options Written
CBOE S&P 500 Index *
December 18, 2026 Puts @ $3,500.00 ***	201	$ 70,350,000	$ 7,190,775
Total Put Options Written (Premiums Received $8,000,172)		70,350,000	7,190,775
Call Options Written
CBOE S&P 500 Index *
December 16, 2022 Calls @ $3,025.00 ***	2	605,000	231,410
December 16, 2022 Calls @ $3,100.00 ***	12	3,720,000	1,306,680
Total Call Options Written (Premiums Received $541,328)		4,325,000	1,538,090
Total Options Written (Premiums Received $8,541,500)		$ 74,675,000	$ 8,728,865

* Non-Income Producing Securities. *** Level 2 valuation. See Note 2. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 15

WP Trust

Statements of Assets and Liabilities (Unaudited)		WP
May 31, 2022	WP Smaller	International
	Companies	Companies
	Income Plus	Income Plus
	Fund	Fund

Assets:
Investments at Fair Value*	$4,515,480	$3,802,089
Cash	-	1,000
Deposit at Broker for Written Options	38,021	38,796
Dividends Receivable	5,643	3,906
Prepaid Expenses	3,464	148
Total Assets	4,562,608	3,845,939
Liabilities:
Options Written at Fair Value (Premiums Received $932,998 and
$923,849, respectively)	827,225	820,510
Payable to Advisor	4,378	3,504
Payable to Administrator	2,688	2,753
Accrued Distribution and Service (12b-1) Fees	871	677
Payable to Chief Compliance Officer	657	657
Other Accrued Expenses	23,784	23,305
Total Liabilities	859,603	851,406
Net Assets	$3,703,005	$2,994,533
Net Assets Consist of:
Paid In Capital	$5,322,265	$6,928,139
Total Distributable Earnings / (Accumulated Deficit)	(1,619,260)	(3,933,606)
Net Assets	$3,703,005	$2,994,533

Net Asset Value, Offering and Redemption Price	$7.89	$5.67

* Investments at Identified Cost	$3,614,773	$3,233,174

Shares Outstanding (Unlimited number of shares	469,370	528,024
authorized without par value)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 16

WP Trust

Statements of Assets and Liabilities (Unaudited)		WP
May 31, 2022		Large Cap
	WP Income	Income Plus
	Plus Fund	Fund

Assets:
Investment Securities at Fair Value*	$2,015,037	$32,271,463
Cash	-	5,600
Deposit at Broker for Written Options	44,576	196,046
Dividends Receivable	5,073	61,885
Prepaid Expenses	688	4,297
Total Assets	2,065,374	32,539,291
Liabilities:
Options Written at Fair Value (Premiums Received $219,728 and
$8,541,500, respectively)	183,275	8,728,865
Payable for Fund Shares Redeemed	-	1,000
Payable to Advisor	2,125	27,207
Payable to Administrator	2,753	2,753
Accrued Distribution and Service (12b-1) Fees	434	5,564
Payable to Chief Compliance Officer	657	657
Other Accrued Expenses	22,499	34,374
Total Liabilities	211,743	8,800,420
Net Assets	$1,853,631	$23,738,871
Net Assets Consist of:
Paid In Capital	$9,570,192	$22,184,277
Total Distributable Earnings / (Accumulated Deficit)	(7,716,561)	1,554,594
Net Assets	$1,853,631	$23,738,871

Net Asset Value, Offering and Redemption Price	$4.20	$11.37

* Investments at Identified Cost	$1,748,662	$16,667,378

Shares Outstanding (Unlimited number of shares	441,799	2,087,597
authorized without par value)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 17

WP Trust

Statements of Operations (Unaudited)		WP
For the six month period ended May 31, 2022	WP Smaller	International
	Companies	Companies
	Income Plus	Income Plus
	Fund	Fund

Investment Income:
Dividends (Net of Foreign Withholding Taxes of $2,605 and $3,749, respectively)	$31,174	$119,190
Total Investment Income	31,174	119,190
Expenses:
Management Fees	36,731	28,933
Administration Fees	16,687	16,753
Interest Expense	10,495	11,665
Audit Fees	9,572	9,565
Transfer Agent Fees & Accounting Fees	9,391	7,959
Legal Fees	9,100	9,100
Distribution and Service (12b-1) Fees	6,802	5,358
Trustees Fees	4,938	4,938
Custody Fees	4,028	3,528
Compliance Officer Expense	3,989	3,990
Miscellaneous Expense	2,992	2,992
Registration Expense	2,730	1,820
Printing and Postage Expense	1,496	1,496
Insurance Expense	515	513
Total Expenses Before Recoupment	119,466	108,610
Recoupment	-	-
Total Expenses	119,466	108,610

Net Investment Income (Loss)	(88,292)	10,580

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	296,672	297,664
Net Realized Gain (Loss) on Options Purchased	(691,963)	(711,739)
Net Realized Gain (Loss) on Options Written	(646,716)	(652,308)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,870,889)	(775,743)
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	(43,154)	(35,342)
Net Change in Unrealized Appreciation (Depreciation) on Options Written	353,665	360,245
Net Realized and Unrealized Gains (Loss) on Investments	(2,602,385)	(1,517,223)

Net Increase (Decrease) in Net Assets from Operations	$(2,690,677)	$(1,506,643)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 18

WP Trust

Statements of Operations (Unaudited)
For the six month period ended May 31, 2022		WP
		Large Cap
	WP Income	Income Plus
	Plus Fund	Fund

Investment Income:
Dividends (Net of Foreign Withholding Taxes of $1,737 and $4,195, respectively)	$71,268	$377,585
Total Investment Income	71,268	377,585
Expenses:
Management Fees	17,243	205,139
Administration Fees	16,753	16,753
Interest Expense	9,990	42,921
Audit Fees	9,572	9,572
Legal Fees	9,100	9,100
Transfer Agent Fees & Accounting Fees	8,359	20,930
Trustees Fees	4,938	4,938
Custody Fees	4,028	4,095
Compliance Officer Expense	3,989	3,989
Distribution and Service (12b-1) Fees	3,193	37,989
Miscellaneous Expense	2,992	3,492
Registration Expense	1,820	2,002
Printing & Mailing Fees	1,496	1,496
Insurance Expense	515	570
Total Expenses	93,988	362,986

Net Investment Income (Loss)	(22,720)	14,599

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(185,375)	1,338,909
Net Realized Gain (Loss) on Options Purchased	(598,539)	(3,720,124)
Net Realized Gain (Loss) on Options Written	(365,874)	(4,234,041)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(106,693)	(3,659,515)
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	10,168	(282,524)
Net Change in Unrealized Appreciation (Depreciation) on Options Written	338,430	3,038,551
Net Realized and Unrealized Gains (Loss) on Investments	(907,883)	(7,518,744)

Net Increase (Decrease) in Net Assets from Operations	$(930,603)	$(7,504,145)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 19

WP Trust

Statements of Cash Flows (Unaudited)			WP
For the six month period ended May 31, 2022	WP Smaller		International
	Companies		Companies
	Income Plus		Income Plus
	Fund		Fund

Increase (Decrease) in cash:
Cash flows from operating activities:
Net Increase (Decrease) in net assets from operations	$(2,690,677)		$(1,506,643)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash (used in)/provided from operating activities:
Purchase of investments and options	(837,750)		(760,082)
Proceeds from disposition of investments and options	1,666,537		1,945,763
Purchase/sales of short-term investment securities, net	142,783		(59,213)
(Increase) decrease in dividends and interest receivable	288		46
(Increase) decrease in prepaid expenses	(734)		454
Premiums received from options written	6,319,238		6,436,482
Payments to cover options written	(7,083,945)		(7,254,148)
Increase (decrease) in accrued distribution (12b-1) fees	(741)		(453)
Increase (decrease) in accrued expenses	(7,237)		(6,498)
Net unrealized (appreciation) depreciation on investments and options	1,560,378		450,840
Net realized (gain) loss on investments and options	1,042,007		1,066,383
Net cash (used in)/provided from operating activities	110,147		312,931

Cash flows from financing activities:
Proceeds from Fund shares sold	155,000		30,500
Payment on Fund shares redeemed	(552,192	) *	(417,557	) **
Cash distributions paid	-	*	-	**
Net cash (used in)/provided from financing activities	(397,192)		(387,057)

Net increase (decrease) in cash	(287,045)		(74,126)

Cash:
Beginning of year	325,066		113,922
End of period	$38,021		$39,796

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statement of Assets and Liabilities:
Cash	$-		$1,000
Deposits at broker for written options	$325,066		$112,922

Reconciliation of restricted and unrestricted cash at the end of the period to the Statement of Assets and Liabilities:
Cash	$-		$1,000
Deposits at broker for written options	$38,021		$38,796

Interest paid by the Funds was $9,495 and $10,778, respectively.
* Noncash financing activities not included herein consist of reinvestment of distributions of $0 and a decrease in payable for Fund Shares redeemed of $300.
** Noncash financing activities not included herein consist of reinvestment of distributions of $0 and a decrease in payable for Fund Shares redeemed of $300.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 20

WP Trust

Statements of Cash Flows (Unaudited)			WP
For the six month period ended May 31, 2022			Large Cap
	WP Income		Income Plus
	Plus Fund		Fund

Increase (Decrease) in cash:
Cash flows from operating activities:
Net Increase (Decrease) in net assets from operations	$(930,603)		$(7,504,145)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash (used in)/provided from operating activities:
Purchase of investments and options	(597,058)		(5,061,794)
Proceeds from disposition of investments and options	2,177,703		8,074,424
Purchase/sales of short-term investment securities, net	116,606		(387,993)
(Increase) decrease in dividends and interest receivable	(241)		18,481
(Increase) decrease in prepaid expenses	18		(971)
Premiums received from options written	5,451,200		35,660,501
Payments to cover options written	(6,877,641)		(36,987,109)
Increase (decrease) in accrued distribution (12b-1) fees	(532)		(1,931)
Increase (decrease) in accrued expenses	(8,052)		(20,150)
Return of capital received from investments	-		16,500
Net unrealized (appreciation) depreciation on investments and options	(241,905)		903,488
Net realized (gain) loss on investments and options	1,149,788		6,615,256
Net cash (used in)/provided from operating activities	239,283		1,324,557

Cash flows from financing activities:
Proceeds from Fund shares sold	174,500		924,403
Payment on Fund shares redeemed	(482,274	) *	(2,348,372	) **
Cash distributions paid	(1,698	) *	(1,356	) **
Net cash (used in)/provided from financing activities	(309,472)		(1,425,325)

Net increase (decrease) in cash	(70,189)		(100,768)

Cash:
Beginning of year	114,765		302,414
End of period	$44,576		$201,646

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statement of Assets and Liabilities:
Cash	$-		$-
Deposits at broker for written options	$114,765		$302,414

Reconciliation of restricted and unrestricted cash at the end of the period to the Statement of Assets and Liabilities:
Cash	$-		$5,600
Deposits at broker for written options	$44,576		$196,046

Interest paid by the Funds was $10,610 and $46,342, respectively.
* Noncash financing activities not included herein consist of reinvestment of distributions of $7,812 and a decrease in payable for Fund Shares redeemed of $300.
** Noncash financing activities not included herein consist of reinvestment of distributions of $41,954, and an increase in payable for Fund Shares redeemed of $700.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 21

WP Trust

Statements of Changes in Net Assets
	WP Smaller Companies Income Plus		WP International Companies Income
	Fund		Plus Fund
	(Unaudited)		(Unaudited)
	12/1/2021	12/1/2020	12/1/2021	12/1/2020
	to	to	to	to
	5/31/2022	11/30/2021	5/31/2022	11/30/2021
From Operations:
Net Investment Income (Loss)	$(88,292)	$(238,518)	$10,580	$(80,635)
Net Realized Gain (Loss) on Investments, Options
Purchased and Options Written	(1,042,007)	1,449,551	(1,066,383)	1,164,194
Net Change in Unrealized Appreciation (Depreciation)
on Investments, Options Purchased and Options
Written	(1,560,378)	(1,620,813)	(450,840)	(215,007)
Net Increase (Decrease) in Net Assets from Operations	(2,690,677)	(409,780)	(1,506,643)	868,552
From Distributions to Shareholders:	-	-	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares	155,000	234,232	30,500	49,200
Shares Issued on Reinvestment of Dividends	-	-	-	-
Cost of Shares Redeemed	(551,892)	(1,325,553)	(417,257)	(1,197,984)
Net Increase (Decrease) from Shareholder Activity	(396,892)	(1,091,321)	(386,757)	(1,148,784)
Net Increase (Decrease) in Net Assets	(3,087,569)	(1,501,101)	(1,893,400)	(280,232)

Net Assets at Beginning of Year	6,790,574	8,291,675	4,887,933	5,168,165

Net Assets at End of Period	$3,703,005	$6,790,574	$2,994,533	$4,887,933

Share Transactions:
Issued	13,049	14,108	3,322	5,480
Reinvested	-	-	-	-
Redeemed	(51,093)	(83,118)	(62,787)	(134,850)
Net Increase (Decrease) in Shares	(38,044)	(69,010)	(59,465)	(129,370)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 22

WP Trust

Statements of Changes in Net Assets

	WP Income Plus Fund		WP Large Cap Income Plus Fund
	(Unaudited)		(Unaudited)
	12/1/2021	12/1/2020	12/1/2021	12/1/2020
	to	to	to	to
	5/31/2022	11/30/2021	5/31/2022	11/30/2021
From Operations:
Net Investment Income (Loss)	$(22,720)	$27,083	$14,599	$27,309
Capital Gain Distributions from Investments	-	-	-	-
Net Realized Gain (Loss) on Investments, Options
Purchased and Options Written	(1,149,788)	1,235,190	(6,615,256)	4,343,374
Net Change in Unrealized Appreciation (Depreciation)
on Investments, Options Purchased and Options
Written	241,905	(502,987)	(903,488)	2,352,530
Net Increase (Decrease) in Net Assets from Operations	(930,603)	759,286	(7,504,145)	6,723,213

From Distributions to Shareholders:	(9,510)	(24,636)	(43,310)	(188,894)
From Return of Capital to Shareholders:	-	-	-	-

From Capital Share Transactions:
Proceeds From Sale of Shares	174,500	114,305	924,403	1,050,727
Shares Issued on Reinvestment of Dividends	7,812	16,844	41,954	183,108
Cost of Shares Redeemed	(481,974)	(2,981,588)	(2,349,072)	(4,746,017)
Net Increase (Decrease) from Shareholder Activity	(299,662)	(2,850,439)	(1,382,715)	(3,512,182)
Net Increase (Decrease) in Net Assets	(1,239,775)	(2,115,789)	(8,930,170)	3,022,137

Net Assets at Beginning of Year	3,093,406	5,209,195	32,669,041	29,646,904

Net Assets at End of Period	$1,853,631	$3,093,406	$23,738,871	$32,669,041

Share Transactions:
Issued	40,177	16,856	72,444	72,240
Reinvested	1,200	2,950	2,686	13,093
Redeemed	(91,418)	(439,521)	(173,645)	(321,707)
Net Increase (Decrease) in Shares	(50,041)	(419,715)	(98,515)	(236,374)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 23

WPTrust

Financial Highlights - WP Smaller Companies Income Plus Fund
	(Unaudited)
Selected data for a share outstanding throughout the year:	12/1/2021		12/1/2020		12/1/2019		12/1/2018	12/1/2017	12/1/2016
	to		to		to		to	to	to
	5/31/2022		11/30/2021		11/30/2020		11/30/2019	11/30/2018	11/30/2017
Net Asset Value - Beginning of Year	$13.38		$14.38		$14.99		$13.31	$13.32	$11.53
Net Investment Loss (a)	(0.18)		(0.43)		(0.36)		(0.27)	(0.26)	(0.21)
Net Gain (Loss) on Investments (Realized and Unrealized)	(5.31)		(0.57)	(f)	(0.23)	(f)	1.95	0.55	2.00
Total from Investment Operations	(5.49)		(1.00)		(0.59)		1.68	0.29	1.79
Distributions (From Net Investment Income)	-		-		-		-	-	-
Distributions (From Capital Gains)	-		-		(0.02)		-	(0.30)	-
Total Distributions	-		-		(0.02)		-	(0.30)	-
Net Asset Value - End of Period	$7.89		$13.38		$14.38		$14.99	$13.31	$13.32
Total Return (b)	(41.03)%	*	(6.95)%		(3.93)%		12.62%	2.23%	15.52%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$3,703		$6,791		$8,292		$10,229	$8,012	$5,628

Before Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.39%	**	3.23%		4.19%		3.37%	3.77%	3.82%
Ratio of Net Investment Loss to Average
Net Assets (d) (e)	(3.25)%	**	(2.58)%		(3.16)%		(2.05)%	(2.50)%	(2.42)%
After Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.39%	**	3.23%		4.19%		3.32%	3.15%	3.12%
Ratio of Net Investment Loss to Average
Net Assets (d) (e)	(3.25)%	**	(2.58)%		(3.16)%		(2.00)%	(1.88)%	(1.72)%

Portfolio Turnover Rate	0.93%	*	6.20%		5.15%		0.25%	0.00%	0.00%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distribu-
tions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.39%, 0.13%, 0.42%, 0.61%, 0.40% and 0.29% of interest expense during the period ended
May 31, 2022, the fiscal years ended November 30, 2021, November 30, 2020, November 30, 2019, November 30,
2018 and November 30, 2017, respectively.
(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 24

WPTrust

Financial Highlights - WP International Companies Income Plus Fund
	(Unaudited)
Selected data for a share outstanding throughout the year:	12/1/2021		12/1/2020	12/1/2019	12/1/2018	12/1/2017	12/1/2016
	to		to	to	to	to	to
	5/31/2022		11/30/2021	11/30/2020	11/30/2019	11/30/2018	11/30/2017
Net Asset Value - Beginning of Year	$8.32		$7.21	$12.52	$10.93	$12.74	$10.16
Net Investment Income (Loss) (a)	0.02		(0.12)	(0.08)	0.03	0.01	(0.07)
Net Gain (Loss) on Investments (Realized and Unrealized)	(2.67)		1.23	(5.00)	1.56	(1.49)	2.65
Total from Investment Operations	(2.65)		1.11	(5.08)	1.59	(1.48)	2.58
Distributions (From Net Investment Income)	-		-	(0.06)	-	-	-
Distributions (From Capital Gains)	-		-	(0.17)	-	(0.33)	-
Total Distributions	-		-	(0.23)	-	(0.33)	-

Net Asset Value - End of Period	$5.67		$8.32	$7.21	$12.52	$10.93	$12.74
Total Return (b)	(31.85)%	*	15.40%	(41.37)%	14.55%	(11.97)%	25.39%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,995		$4,888	$5,168	$10,485	$8,987	$8,969

Before Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	5.07%	**	4.03%	4.58%	3.35%	3.44%	3.18%
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	0.49%	**	(1.40)%	(1.06)%	0.27%	(0.21)%	(0.77)%
After Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	5.07%	**	4.03%	4.58%	3.34%	3.15%	3.03%
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	0.49%	**	(1.40)%	(1.06)%	0.28%	0.08%	(0.62)%

Portfolio Turnover Rate	0.00%	*	6.22%	7.10%	0.00%	0.00%	0.00%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assum-
ing reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distrib-
utions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.54%, 0.28%, 0.52%, 0.64%, 0.41% and 0.23% of interest expense during the period ended
May 31, 2022, the fiscal years ended November 30, 2021, November 30, 2020, November 30, 2019, November 30,
2018 and November 30, 2017, respectively.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 25

WPTrust

Financial Highlights - WP Income Plus Fund
	(Unaudited)
Selected data for a share outstanding throughout the year:	12/1/2021		12/1/2020	12/1/2019	12/1/2018	12/1/2017	12/1/2016
	to		to	to	to	to	to
	5/31/2022		11/30/2021	11/30/2020	11/30/2019	11/30/2018	11/30/2017
Net Asset Value - Beginning of Year	$6.29		$5.71	$10.99	$10.06	$11.46	$10.78
Net Investment Income (Loss) (a)	(0.05)		0.03	0.16	0.34	0.33	0.26
Net Gain (Loss) on Investments (Realized and Unrealized)	(2.02)		0.58	(5.24)	0.93	(0.83)	0.76
Total from Investment Operations	(2.07)		0.61	(5.08)	1.27	(0.50)	1.02
Distributions (From Net Investment Income)	(0.02)		(0.03)	(0.14)	(0.34)	(0.32)	(0.25)
Distributions (Return of Capital)	-		-	(0.01)	-	-	-
Distributions (From Capital Gains)	-		-	(0.05)	-	(0.58)	(0.09)
Total Distributions	(0.02)		(0.03)	(0.20)	(0.34)	(0.90)	(0.34)
Net Asset Value - End of Period	$4.20		$6.29	$5.71	$10.99	$10.06	$11.46
Total Return (b)	(33.03)%	*	10.68%	(46.75)%	12.90%	(4.69)%	9.44%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,854		$3,093	$5,209	$15,379	$15,437	$14,487
Ratio of Expenses to Average Net Assets (c) (e)	7.36%	**	4.26%	4.23%	3.01%	2.97%	2.87%
Ratio of Net Investment Income to Average
Net Assets (d) (e)	(1.78)%	**	0.50%	2.21%	3.20%	3.02%	2.20%
Portfolio Turnover Rate	0.00%	*	6.09%	10.61%	1.88%	0.34%	49.17%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distribu-
tions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.78%, 0.35%, 0.56%, 0.66%, 0.45% and 0.33% of interest expense during the period ended
May 31, 2022, the fiscal years ended November 30, 2021, November 30, 2020, November 30, 2019, November 30,
2018 and November 30, 2017, respectively.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 26

WPTrust

Financial Highlights - WP Large Cap Income Plus Fund
	(Unaudited)
Selected data for a share outstanding throughout the year:	12/1/2021		12/1/2020		12/1/2019		12/1/2018		9/1/2018		9/1/2017	9/1/2016
	to		to		to		to		to		to	to
	5/31/2022		11/30/2021		11/30/2020		11/30/2019		11/30/2018	(e)	8/31/2018	8/31/2017
Net Asset Value - Beginning of Year	$14.94		$12.24		$16.71		$13.77		$14.69		$12.86	$10.31
Net Investment Income	0.01	(a)	0.01	(a)	0.06	(a)	0.08	(a)	0.01	(a)	0.01	0.08
Net Gain (Loss) on Investments (Realized and Unrealized)	(3.56)		2.77		(4.08)		2.87		(0.93)		2.17	2.49
Total from Investment Operations	(3.55)		2.78		(4.02)		2.95		(0.92)		2.18	2.57
Distributions (From Net Investment Income)	(0.02)		(0.08)		(0.08)		(0.01)		-		(0.06)	(0.02)
Distributions (From Return of Capital)	-		-		-		-		-		-	-
Distributions (From Capital Gains)	-		-		(0.37)		-		-		(0.29)	-
Total Distributions	(0.02)		(0.08)		(0.45)		(0.01)		-		(0.35)	(0.02)
Net Asset Value - End of Period	$11.37		$14.94		$12.24		$16.71		$13.77		$14.69	$12.86
Total Return (b)	(23.80)%	*	22.76%		(24.71)%		21.50%		(6.26)%	*	17.14%	24.95%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$23,739		$32,669		$29,647		$43,235		$34,626		$36,458	$29,861
Ratio of Expenses to Average Net Assets (c) (d)	2.39%	**	2.30%		2.75%		2.60%		2.75%	**	2.73%	2.47%
Ratio of Net Investment Income to Average
Net Assets (d)	0.10%	**	0.08%		0.53%		0.52%		0.21%	**	0.08%	0.65%
Portfolio Turnover Rate	0.31%	*	3.86%		8.38%		3.92%		0.26%	*	4.01%	3.11%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distribu-
tions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) The ratios include interest expense of 0.28% during the period ended May 31, 2022, 0.25% during the year ended
November 30, 2021, 0.45% during the year ended November 30, 2020, 0.52% during the year ended November 30,
2019, 0.48% during the period ended November 30, 2018, 0.33% during the year ended August 31, 2018, and 0.19%
during the year ended August 31, 2017.
(e) Represents the period from September 1, 2018 through November 30, 2018. The WP Large Cap Income Plus
Fund changed its fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 27

NOTES TO FINANCIAL STATEMENTS
WP TRUST
May 31, 2022
(Unaudited)

1.) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The WP Family of Funds (the “Funds”) are series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of the WP Family of Funds: (i) WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), (ii) WP International Companies Income Plus Fund (“International Companies Fund”), (iii) WP Income Plus Fund (“Income Fund”) and (iv) WP Large Cap Income Plus Fund (“Large Cap Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end management investment company and separate series of the Trust. Each of the Funds is diversified for purposes of the 1940 Act.

The investment objective of each Fund is total return. The Funds’ investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Funds currently offer one class of shares, Institutional Class shares. The Smaller Companies Fund, the International Companies Fund and the Income Fund commenced operations on January 4, 2016. The Large Cap Fund commenced operations on October 10, 2013.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 2.

OPTIONS: The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

EXCHANGE TRADED AND CLOSED END FUNDS: The Funds may invest in ETFs and Closed End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

2022 Semi-Annual Report 28

Notes to Financial Statements (Unaudited) - continued

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). As of May 31, 2022, the iShares Russell 2000 ETF represented 86.58% of the Smaller Companies Fund’s net assets, the iShares MSCI EAFE ETF represented 98.43% of the International Companies Fund’s net assets and the SPDR Bloomberg Barclays High Yield Bond ETF 29.79% of the Income Fund’s net assets. Additional information for these securities, including their financial statements, is available from the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FEDERAL INCOME TAXES: The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended May 31, 2022, the Funds did not incur any interest or penalties.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund will distribute dividends from net investment income and distributions of net realized capital gains, if any, at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

COMMON EXPENSES: Common expenses of the Trust are allocated among the Funds within the Trust either based on relative net assets of each Fund, divided equally among the Funds or allocated to specific Funds. The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

OTHER: Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.) SECURITIES VALUATIONS
PROCESSES AND STRUCTURE

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

HIERARCHY OF FAIR VALUE INPUTS
The Funds utilize various methods to measure the fair value of all investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

2022 Semi-Annual Report 29

Notes to Financial Statements (Unaudited) - continued

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, CEFs and ETFs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in Level 1 of the fair value hierarchy.

Derivative instruments. Derivatives generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair value of such securities. Derivatives that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a derivative (held long or short) is generally valued by the pricing service at its last mean price. When such mean prices are used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, these securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2022:

2022 Semi-Annual Report 30

Notes to Financial Statements (Unaudited) - continued

Smaller Companies Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,227,920	$–	$–	$1,227,920
Exchange Traded Funds	3,205,863	–	–	3,205,863
Money Market Funds	48,607	–	–	48,607
Options Purchased	33,090	–	–	33,090
Total	$4,515,480	$–	$–	$4,515,480

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$–	$827,225	$–	$827,225
Total	$–	$827,225	$–	$827,225

International Companies Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 751,110	$–	$–	$ 751,110
Exchange Traded Funds	2,947,421	–	–	2,947,421
Money Market Funds	99,398	–	–	99,398
Options Purchased	4,160	–	–	4,160
Total	$3,802,089	$–	$–	$3,802,089

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$29,060	$791,450	$–	$820,510
Total	$29,060	$791,450	$–	$820,510

Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,047,437	$–	$–	$1,047,437
Exchange Traded Funds	933,872	–	–	933,872
Money Market Funds	32,428	–	–	32,428
Options Purchased	1,300	–	–	1,300
Total	$2,015,037	$–	$–	$2,015,037

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$–	$183,275	$–	$183,275
Total	$–	$183,275	$–	$183,275

Large Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$31,702,344	$–	$–	$31,702,344
Money Market Funds	540,389	–	–	540,389
Options Purchased	28,730	–	–	28,730
Total	$32,271,463	$–	$–	$32,271,463

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$–	$8,728,865	$–	$8,728,865
Total	$–	$8,728,865	$–	$8,728,865

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the six month period ended May 31, 2022.

3.) DERIVATIVES TRANSACTIONS
As of May 31, 2022, portfolio securities valued at $4,396,183, $3,698,531, $1,981,309 and $31,627,144 were held in segregated accounts by the custodian as collateral for options written by the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively.

The average monthly notional value of options contracts purchased and written by each Fund for the six month period ended May 31, 2022, were as follows:

Smaller Companies Fund	Average Notional Value
Put Options Purchased	$53,275,000
Call Options Written	($350,000)
Put Options Written	($18,912,143)

2022 Semi-Annual Report 31

Notes to Financial Statements (Unaudited) - continued

International Companies Fund	Average Notional Value
Put Options Purchased	$54,763,214
Call Options Written	($350,000)
Put Options Written	($19,435,000)

Income Fund	Average Notional Value
Put Options Purchased	$45,401,429
Call Options Written	($350,000)
Put Options Written	($15,873,571)

Large Cap Fund	Average Notional Value
Put Options Purchased	$296,171,786
Call Options Written	($4,324,286)
Put Options Written	($107,175,714)

As of May 31, 2022, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Smaller Companies Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$33,090
Total Assets		$33,090

Liabilities	Location	Equity Contracts/Total
Call options written	Options Written at Fair Value	$ 4,400
Put options written	Options Written at Fair Value	822,825
Total Liabilities		$827,225

International Companies Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$4,160
Total Assets		$4,160

Liabilities	Location	Equity Contracts/Total
Call options written	Options Written at Fair Value	$ 4,400
Put options written	Options Written at Fair Value	816,110
Total Liabilities		$820,510

Income Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$1,300
Total Assets		$1,300

Liabilities	Location	Equity Contracts/Total
Call options written	Options Written at Fair Value	$ 4,400
Put options written	Options Written at Fair Value	178,875
Total Liabilities		$183,275

Large Cap Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$28,730
Total Assets		$28,730

Liabilities	Location	Equity Contracts/Total
Call options written	Options Written at Fair Value	$1,538,090
Put options written	Options Written at Fair Value	7,190,775
Total Liabilities		$8,728,865

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the six month period ended May 31, 2022, are recorded in the following locations in the Statements of Operations:

2022 Semi-Annual Report 32

Notes to Financial Statements (Unaudited) - continued
Smaller Companies Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ (43,154)
Call options written	Options written	17,199
Put options written	Options written	336,466
		$ 310,511

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ (691,963)
Put options written	Options written	(646,716)
		$(1,338,679)

International Companies Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$(35,342)
Call options written	Options written	17,199
Put options written	Options written	343,046
		$324,903

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ (711,739)
Put options written	Options written	(652,308)
		$(1,364,047)
Income Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ 10,168
Call options written	Options written	17,199
Put options written	Options written	321,231
		$348,598

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$(598,539)
Put options written	Options written	(365,874)
		$(964,413)

Large Cap Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ (282,524)
Call options written	Options written	936,244
Put options written	Options written	2,102,307
		$2,756,027

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$(3,720,124)
Call options written	Options written	(320,440)
Put options written	Options written	(3,913,601)
		$(7,954,165)

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2022.

2022 Semi-Annual Report 33

Notes to Financial Statements (Unaudited) - continued

Smaller Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$827,225	$0	$827,225	$789,204	$38,021	$0

International Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$820,510	$0	$820,510	$781,714	$38,796	$0

Income Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$183,275	$0	$183,275	$138,699	$44,576	$0

Large Cap Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$8,728,865	$0	$8,728,865	$8,532,819	$196,046	$0

(1) Written options at value as presented in the Funds’ Schedule of Options Written.

(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

2022 Semi-Annual Report 34

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT TRANSACTIONS
For the six month period ended May 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Smaller	International
	Companies Fund	Companies Fund	Income Fund	Large Cap Fund
Purchases	$60,822	$0	$0	$121,269
Sales	$1,652,451	$1,931,362	$2,163,782	$7,137,587

There were no purchases or sales of U.S. Government obligations.

5.) ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of each Fund’s average daily net assets. For the six month period ended May 31, 2022, the Adviser earned management fees as follows:

Management Fees
Smaller Companies Fund	$ 36,731
International Companies Fund	28,933
Income Fund	17,243
Large Cap Fund	205,139

The Adviser entered into a contractual agreement with the Trust under which it had agreed to waive or reduce its fees and to assume other expenses of the Smaller Companies Fund, International Companies Fund and Income Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, as amended) to not more than 2.50% . The contractual agreement expired on March 30, 2019, and was not renewed. The Adviser also entered into a contractual agreement with the Trust with respect to the Large Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.50% . The contractual agreement expired on December 31, 2019, and was not renewed. As such, the Adviser did not waive any management fees as it relates to each Fund during the six month period ended May 31, 2022.

The Funds may, at a later date, reimburse the Adviser the management fees waived or limited and other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous three fiscal years, if the total annual fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the operating expense limits with respect to the average daily net assets of the Funds (or any lower expense limitation or limitations to which the parties may otherwise agree) that were in effect at the time they were waived. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

November 30,
2022
Smaller Companies Fund	$ 4,552
International Companies Fund	1,233
Income Fund	–
Large Cap Fund	–

An Interested Trustee is also a managing member of the Adviser.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% for Institutional Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and

2022 Semi-Annual Report 35

Notes to Financial Statements (Unaudited) - continued

the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. The Funds incurred distribution and service (12b-1) fees of $6,802, $5,358, $3,193, and $37,989, respectively for the six month period ended May 31, 2022. At May 31, 2022, the Funds owed distribution and service (12b-1) fees of $871, $677, $434, and $5,564, respectively.

Premier Fund Solutions, Inc. (“PFS” or “Administrator”) serves as the Administrator for the Trust pursuant to a written agreement with the Trust. PFS provides day-to-day administrative services to the Funds. For PFS’s services to the Funds, each Fund pays PFS an annualized asset-based fee of 0.07% of average daily net assets up to $200 million, with lower fees at higher asset levels; subject to a minimum monthly fee of $2,800 per Fund, plus reimbursement of out of pocket expenses. For its services, for the six month period ended May 31, 2022, amounts earned by PFS were as follows:

Administration Fees
Smaller Companies Fund	$ 16,687
International Companies Fund	16,753
Income Fund	16,753
Large Cap Fund	16,753

An officer of the Trust is also an officer of the Administrator.

6.) TAX MATTERS
For federal income tax purposes, at May 31, 2022, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including written options were as follows:

	Smaller	International
	Companies Fund	Companies Fund	Income Fund	Large Cap Fund
Cost of Investments	$3,514,811	$3,169,091	$1,728,596	$16,233,648
Gross Unrealized Appreciation	$1,574,198	$775,605	$335,284	$17,143,101
Gross Unrealized Depreciation	(606,619)	(146,767	(50,143)	(1,134,016)
Net Unrealized Appreciation
(Depreciation) on Investments	$967,579	$628,838	$285,141	$16,009,085

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2021, the Funds’ most recent fiscal year end, were as follows:

	Smaller Companies Fund	International Companies Fund
Undistributed ordinary income	$ –	$ –
Accumulated capital and other losses	(1,767,051)	(3,831,544)
Unrealized appreciation	2,838,468	1,404,581
	$ 1,071,417	$ (2,426,963)

	Income Fund	Large Cap Fund
Undistributed ordinary income	$ 2,447	$ 17,265
Accumulated capital and other losses	(7,170,729)	(10,549,496)
Unrealized appreciation	391,834	19,634,280
	$ (6,776,448)	$ 9,102,049

As of November 30, 2021, accumulated capital and other losses include the following:

Smaller Companies Fund
Deferred Late Year Ordinary Losses*	$227,375
Straddle Loss Deferral	$228,183
Short Term Capital Loss Carryforward	$293,586
Long Term Capital Loss Carryforward	$1,017,907

International Companies Fund
Deferred Late Year Ordinary Losses*	$113,607
Short Term Capital Loss Carryforward	$1,256,698
Long Term Capital Loss Carryforward	$2,461,239

2022 Semi-Annual Report 36

Notes to Financial Statements (Unaudited) - continued

Income Fund
Straddle Loss Deferral	$36,706
Short Term Capital Loss Carryforward	$2,282,702
Long Term Capital Loss Carryforward	$4,851,321

Large Cap Fund
Straddle Loss Deferral	$91,022
Long Term Capital Loss Carryforward	$10,458,474

* Under current tax law, late year ordinary losses incurred after December 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

During the fiscal year ended November 30, 2021, the Funds utilized capital loss carryforwards of $238,563, $568,958, $535,618, and $849,577 for the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively.

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. The reclassifications listed below have no impact on the net asset value of the Funds and are as a result of net operating losses. As of November 30, 2021, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

Smaller Companies Fund
Paid In Capital	($247,676)
Total Distributable Earnings	$247,676

International Companies Fund
Paid In Capital	($133,636)
Total Distributable Earnings	$133,636

The tax character of distributions paid during the six month period ended May 31, 2022 and the fiscal year ended November 30, 2021, were as follows:

	Six Months Ended	Fiscal Year Ended
	May 31, 2022	November 30, 2021
Smaller Companies Fund
Ordinary Income	$ –	$ –
Long-term Capital Gain	–	–
	$ –	$ –

International Companies Fund
Ordinary Income	$ –	$ –
Long-term Capital Gain	–	–
	$ –	$ –

Income Fund
Ordinary Income	$ 9,510	$ 24,636
Return of Capital	–	–
Long-term Capital Gain	–	–
	$ 9,510	$ 24,636

Large Cap Fund
Ordinary Income	$ 43,310	$ 188,894
Long-term Capital Gain	–	–
	$ 43,310	$ 188,894

7.) COMMITMENTS AND CONTINGENCIES
In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public

2022 Semi-Annual Report 37

Notes to Financial Statements (Unaudited) - continued

health issues; and recessions and depressions could have a significant impact on the Funds and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

9.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of May 31, 2022, the Income Fund and the Large Cap Fund had 56.51% and 30.23%, respectively, of the value of their net assets invested in stocks within the Banks sector. Also, as of May 31, 2022, the Large Cap Fund had 26.33% of the value of its net assets invested in stocks within the Technology Hardware, Storage & Peripherals sector.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other subsequent events requiring adjustment to or disclosure in the financial statements.

2022 Semi-Annual Report 38

DISCLOSURE OF EXPENSES (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on December 1, 2021, and held through May 31, 2022.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALLER COMPANIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2021
	December 1, 2021	May 31, 2022	to May 31, 2022

Actual	$1,000.00	$589.69	$17.40

Hypothetical	$1,000.00	$1,003.04	$21.92
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 4.39%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERNATIONAL COMPANIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2021
	December 1, 2021	May 31, 2022	to May 31, 2022

Actual	$1,000.00	$681.49	$21.25

Hypothetical	$1,000.00	$999.65	$25.28
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 5.07%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2022 Semi-Annual Report 39

Disclosure of Expenses (Unaudited) - continued

INCOME FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2021
	December 1, 2021	May 31, 2022	to May 31, 2022

Actual	$1,000.00	$669.73	$30.64

Hypothetical	$1,000.00	$988.23	$36.48
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 7.36%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

LARGE CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2021
	December 1, 2021	May 31, 2022	to May 31, 2022

Actual	$1,000.00	$762.01	$10.50

Hypothetical	$1,000.00	$1,013.01	$11.99
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.39%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2022 Semi-Annual Report 40

ADDITIONAL INFORMATION
May 31, 2021
(Unaudited)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s Web site at http://www.sec.gov.

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-959-9260; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-959-9260. This information is also available on the SEC’s web site at http://www.sec.gov.

APPROVAL OF THE ADVISORY AGREEMENT RENEWAL FOR THE WP SMALLER COMPANIES INCOME PLUS FUND, THE WP INTERNATIONAL COMPANIES INCOME PLUS FUND, THE WP INCOME PLUS FUND AND THE WP LARGE CAP INCOME PLUS FUND

At a meeting held on April 26, 2022, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Winning Points Advisors, LLC (the “Adviser”) in regard to the WP Smaller Companies Income Plus Fund (the “Smaller Companies Fund”), the WP International Companies Income Plus Fund (the “International Companies Fund”), the WP Income Plus Fund (the “Income Fund”) and the WP Large Cap Income Plus Fund (the “Large Cap Fund,” together with the Smaller Companies Fund, the International Companies Fund and the Income Fund, the “WP Funds”).

Independent Counsel (“Counsel”) reviewed his memorandum to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreements (collectively, the “Advisory Agreement”) between the Trust, on behalf of the WP Funds, and WPA (the “Adviser,” solely for the purposes of this portion of the minutes of the Meeting). A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the WP Funds; (iii) the costs of the services provided and profits to be realized by the Adviser from its relationship with the WP Funds; (iv) the extent to which economies of scale would be realized if the WP Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the WP Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser.

In assessing these factors and reaching its decisions, the Board took into consideration the information furnished for its review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to each WP Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of each WP Fund from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the WP Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning each WP Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV Part 2A of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description

2022 Semi-Annual Report 41

Additional Information (Unaudited) - continued

of personnel and the services provided to the WP Funds, information on investment advice, performance, summaries of each WP Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the WP Funds; (iii) the anticipated effect of size on each WP Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the WP Funds. The Board did not identify any information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors.

(1) The nature, extent, and quality of the services provided by the Adviser.

In this regard, the Board considered the responsibilities that the Adviser has under the Advisory Agreement with respect to WP Funds. The Board reviewed the services provided by the Adviser to the WP Funds including, without limitation: the Adviser’s processes for formulating investment recommendations and assuring compliance with each WP Fund’s investment objectives and limitations; its coordination of services for each WP Fund among the WP Funds’ service providers, and the anticipated efforts to promote the WP Funds, grow assets, and assist in the distribution of WP Funds’ shares. The Board considered the Adviser’s staffing, personnel, and operations, the education and experience of the Adviser’s personnel, and the Adviser’s compliance program, policies, and procedures. The Board discussed the Adviser’s compliance program and its use of a compliance consulting firm to help monitor and oversee the Adviser’s compliance program. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services provided by the Adviser was satisfactory and adequate for the WP Funds.

(2) Investment Performance of the WP Funds and the Adviser.

In considering the investment performance of each WP Fund and the Adviser, the Trustees compared the short- and long-term performance of each WP Fund with the performance of comparable funds with similar objectives managed by other investment advisers (i.e., the respective Morningstar category averages). The Trustees also considered the consistency of the Adviser’s management of each WP Fund with its investment objective and policies. For the Smaller Companies Fund, the Board noted that the Smaller Companies Fund had underperformed the average and medians of the Morningstar Small Growth category for the one-, three- and five- year periods ended March 31, 2022. The Trustees next compared the Smaller Companies Fund’s performance to a sub-set of the Morningstar Small Growth category, Small Growth funds with assets of $20 million or less, noting that the Smaller Companies Fund had performed poorly relative to that sub-set of funds for all of the periods of time ended March 31, 2022. For the International Companies Fund, the Board noted that the International Companies Fund had underperformed the average and median in the Morningstar Foreign Large Blend category for the one-, three- and five- year periods ended March 31, 2022. The Trustees next compared the International Companies Fund’s performance to a sub-set of the Morningstar Foreign Large Blend category, Foreign Large Blend funds with assets of $10 million or less, noting that the International Companies Fund had performed poorly relative to that sub-set of funds for all of the periods of time ended March 31, 2022. For the Income Fund, the Board noted that the Income Fund had underperformed the average and median in the Morningstar High Yield Bond category for the one-, three- and five- year periods ended March 31, 2022. The Trustees next compared the Income Fund’s performance to a sub-set of the Morningstar High Yield Bond category, High Yield Bond funds with assets of $10 million or less, noting that the Income Fund had performed poorly relative to that sub-set of funds for all of the periods of time ended March 31, 2022. The Trustees further considered that the Large Cap Fund underperformed the average and median in the Morningstar Large Value category for the one-, three- and five- year periods ended March 31, 2022. The Trustees next compared the Large Cap Fund’s performance to a sub-set of the Morningstar Large Value category, Large Value funds with assets ranging from $10 to $50 million, noting that the Large Cap Fund underperformed the average fund for the one-, three- and five- year periods ended March 31, 2022. The Trustees noted that the Adviser does not manage any separate accounts that are substantially similar to the strategies employed for the WP Funds. The Trustees considered the volatility experienced by each of the WP Funds over the past several years and the impact the Adviser’s use of options has had on the performance of each WP Fund. The Trustees expressed concern regarding the performance of the WP Funds and indicated that they would closely monitor the WP Funds’ performance and the Adviser’s plans to improve performance going forward. The Trustees noted that a large percentage of the shareholders in the WP Funds are also clients of the Adviser, and had continued to support the WP Funds despite the performance volatility. The Board also considered that in recent periods, the WP Funds had outperformed their respective categories for certain time periods and that the market conditions in the past two years, due to the COVID pandemic, have increased the difficulty of achieving consistent, positive returns. Based on the foregoing,

2022 Semi-Annual Report 42

Additional Information (Unaudited) - continued

the Board concluded that although the investment performance for each of the WP Funds has lagged that of its respective peers, the performance was not so significantly poor as to warrant not renewing the investment advisory agreement of the WP Funds, and that the Board would continue to monitor performance going forward.

(3) The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the WP Funds.

In this regard, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the WP Funds’ operations by the Adviser and its principals; the expected asset level of the WP Funds; and the projected overall expenses of the WP Funds. The Trustees considered financial circumstances of the Adviser (before and after the onset of the Covid-19 crisis) and discussed the financial stability and productivity of the firm. The Trustees considered the fees and expenses of each WP Fund (including the management fee) relative to its Morningstar category.

The Trustees noted that the management fee and net expense ratio for the Smaller Companies Fund were above the average fund in the Morningstar Small Growth category and both were at or near the higher end of the category. The Trustees noted that the management fee and net expense ratio for the International Companies Fund were above the average fund in the Morningstar Foreign Large Blend category and were at or near the high end of the category. The Trustees noted that the management fee and net expense ratio for the Income Fund were above the average fund in the Morningstar High Yield Bond category and both were at or near the higher end of the category. The Trustees noted that the management fee and net expense ratio for the Large Cap Fund were above the average fund in the Morningstar Large Value category and both tended towards the higher end of the category. In considering the management fee for each of the WP Funds and the appropriateness thereof, the Board took into consideration the Adviser’s representations about the complexity of the investment strategies utilized for each WP Fund. The Board expressed the view that, in light of the level of each WP Fund’s management fees and net expense ratio compared to its peer funds, the Adviser should consider means to lower the overall net expense ratio of each of the WP Funds and also consider whether certain WP Funds are viable given their small asset size. The Trustees also considered the Adviser’s policy to not charge a management fee at the Adviser’s private client account level for any assets invested in the WP Funds, which has the effect of reducing those shareholders’ total expenses.

The Board also considered that the each of the WP Funds may invest in other investment companies. In this regard, the Board considered the nature of the services rendered and determined, based on the information provided by the Adviser in its response, as well as discussions with the Adviser, that the fees paid by each WP Fund to the underlying investment company were not based on services provided that are duplicative of the services provided by the investment advisers to the underlying investment companies.

Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each WP Fund were reasonable and within a range of what could have been negotiated at arms-length.

(4) The extent to which economies of scale would be realized as each WP Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the WP Funds’ investors.

In this regard, the Board considered each WP Fund’s fee arrangements with the Adviser. The Trustees considered that each WP Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser, noting that the fee structures with those other service providers were either fixed or essentially semi-fixed. The Board noted that the Adviser’s fee arrangements with each WP Fund did not have a structure that reflected economies of scale. The Trustees discussed other accounts managed by the Adviser, noting that the Adviser does not manage any separately managed accounts with substantially similar strategies as the WP Funds. Following further discussion of the WP Funds’ expected asset levels, expectations for growth and levels of fees, the Board determined that each WP Fund’s fee arrangement, in light of all the facts and circumstances was reasonable.

(5) Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the

2022 Semi-Annual Report 43

Additional Information (Unaudited) - continued

advisory and compliance personnel assigned to the WP Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the WP Funds; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Trustees noted that there were no benefits identified by the Adviser to the Board, other than the receipt of advisory fees under the Advisory Agreement, in managing the assets of the WP Funds.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to each WP Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to each of the WP Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM

During the six month period ended May 31, 2022, the Board reviewed the Funds’ liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program is overseen by the Adviser, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Funds taking into consideration several factors including the liquidity of each Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

2022 Semi-Annual Report 44

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2022 Semi-Annual Report 45

WP TRUST
127 NW 13th Street
Suite 13
Boca Raton, FL 33431

INVESTMENT ADVISER
Winning Points Advisers, LLC
127 NW 13th Street
Suite 13
Boca Raton, FL 33431

FUND ADMINISTRATOR
Premier Fund Solutions, Inc.
1939 Friendship Drive
Suite C
El Cajon, CA 92020

TRANSFER AGENT AND FUND ACCOUNTANT
Mutual Shareholder Services, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

DISTRIBUTOR
Arbor Court Capital, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street
Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By: /s/Charles S. Stoll Charles S. Stoll Principal Executive Officer

Date: 8/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Charles S. Stoll Charles S. Stoll Principal Executive Officer

Date: 8/3/2022

By: /s/James Craft James Craft Chief Financial Officer

Date: 8/3/2022